Shareholders' Equity (Schedule Of Restricted Share Units Activity) (Details) (April 30, 2014 [Member], Restricted Share Units [Member], USD $)	12 Months Ended
Dec. 31, 2014
April 30, 2014 [Member] | Restricted Share Units [Member]
Number of Restricted Share Units
Restricted Share Units, beginning balance
Restricted Share Units, granted	74,000
Restricted Share Units, ending balance	74,000
Weighted average grant date fair value
Weighted average grant date fair value, granted	$ 46.07